CRM FUNDS

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

September 30, 2020 (Unaudited)

Shares		Value
Common Stock — 90.9%
Consumer Discretionary — 17.5%
Consumer Durables & Apparel — 5.0%
203,956	G-III Apparel Group Ltd.[1,2]	$2,673,863
34,495	Skyline Champion Corp.[1]	923,431

		3,597,294

Consumer Services — 3.9%
203,407	Regis Corp.[1,2]	1,248,919
40,283	ServiceMaster Global Holdings, Inc.[1,2]	1,606,486

		2,855,405

Retailing — 8.6%
957	Booking Holdings, Inc.[1]	1,637,121
93,863	LKQ Corp.[1,2]	2,602,821
5,188	RH1	1,985,033

		6,224,975

Total Consumer Discretionary		12,677,674

Consumer Staples — 10.9%
Food, Beverage & Tobacco — 7.8%
96,651	Nomad Foods Ltd.[1]	2,462,667
223,674	Primo Water Corp.[2]	3,176,171

		5,638,838

Household & Personal Products — 3.1%
121,369	elf Beauty, Inc.[1,2]	2,229,549

Total Consumer Staples		7,868,387

Financials — 7.0%
Banks — 3.8%
28,868	JPMorgan Chase & Co.	2,779,122

Insurance — 3.2%
49,101	American International Group, Inc.[2]	1,351,751
21,159	Stewart Information Services Corp.	925,283

		2,277,034

Total Financials		5,056,156

Health Care — 7.9%
Health Care Equipment & Services — 7.9%
88,635	Churchill Capital Corp. III — Class A1	908,509
12,307	Danaher Corp.[2]	2,650,066
89,297	Envista Holdings Corp.[1]	2,203,850

Total Health Care		5,762,425

Shares		Value
Industrials — 27.5%
Capital Goods — 16.9%
7,967	Dover Corp.[2]	$863,145
30,188	Kaman Corp.	1,176,426
36,270	Otis Worldwide Corp.[2]	2,263,973
212,752	PAE, Inc.[1,2]	1,808,392
19,534	Regal Beloit Corp.	1,833,657
39,487	Sunrun, Inc.[1]	3,043,263
10,099	Valmont Industries, Inc.	1,254,094

		12,242,950

Commercial & Professional Services — 5.1%
66,284	Clarivate PLC[1,2,3]	2,054,141
29,621	Clean Harbors, Inc.[1]	1,659,665

		3,713,806

Paper & Forest Products — 0.6%
11,712	Clearwater Paper Corp.[1]	444,353

Transportation — 4.9%
21,894	Canadian National Railway Co.	2,330,835
32,298	Kirby Corp.[1,2]	1,168,219

		3,499,054

Total Industrials		19,900,163

Information Technology — 13.4%
Semiconductors & Semiconductor Components — 2.1%
4,062	Broadcom, Inc.	1,479,868

Software & Services — 11.3%
2,081	Fair Isaac Corp.[1,2]	885,216
18,929	Jamf Holding Corp[1]	711,920
7,559	Microsoft Corp.	1,589,884
19,217	PTC, Inc.[1,2]	1,589,630
68,110	Tenable Holdings, Inc.[1]	2,571,152
9,695	Unity Software, Inc.[1]	846,180

		8,193,982

Total Information Technology		9,673,850

Real Estate — 3.2%
Specialized REIT’s — 3.2%
3,043	Equinix, Inc.[2]	2,313,076

Utilities — 3.5%
Electric Utilities — 3.5%
9,199	NextEra Energy, Inc.[2]	2,553,274

Total Common Stock (Cost $54,050,888)		65,805,005

CRM Funds 1

CRM FUNDS

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Shares		Value
Short-Term Investments — 8.5%
3,065,891	Blackrock Liquidity Funds T-Fund — Institutional Shares, 0.02%[4]	$3,065,891
3,065,891	Federated Hermes Treasury Obligations Fund — Institutional Series, 0.02%[4]	3,065,891

Total Short-Term Investments (Cost $6,131,782)		6,131,782

Total Investments in Securities — 99.4% (Cost $60,182,670)		71,936,787

Common Stock Sold Short — (42.0%)
Communication Services — (5.9%)
Diversified Telecommunication Services — (2.6%)
(66,174)	AT&T, Inc.	(1,886,621)

Media & Entertainment — (3.3%)
(35,789)	Fox Corp. — Class A	(996,008)
(10,193)	Omnicom Group, Inc.	(504,553)
(120,780)	Pearson PLC[3]	(856,771)

		(2,357,332)

Total Communication Services		(4,243,953)

Consumer Discretionary — (5.7%)
Consumer Durables & Apparel — (0.7%)
(27,657)	Capri Holdings Ltd.[1]	(497,826)

Consumer Services — (1.4%)
(21,227)	Adtalem Global Education, Inc.[1]	(520,911)
(5,648)	Strategic Education, Inc.	(516,622)

		(1,037,533)

Hotels, Restaurants & Leisure — (1.2%)
(8,609)	Brinker International, Inc.	(367,777)
(7,137)	Shake Shack, Inc. — Class A1	(460,194)

		(827,971)

Retailing — (2.4%)
(10,600)	Canadian Tire Corp Ltd. — Class A	(1,067,682)
(31,188)	Guess?, Inc.	(362,405)
(11,857)	Stitch Fix, Inc. — Class A1	(321,680)

		(1,751,767)

Total Consumer Discretionary		(4,115,097)

Consumer Staples — (3.8%)
Food & Staples Retailing — (2.3%)
(49,883)	Kroger Co. (The)	(1,691,532)

Food, Beverage & Tobacco — (1.5%)
(19,444)	B&G Foods, Inc.	(539,960)
(3,776)	Hershey Co. (The)	(541,252)

		(1,081,212)

Total Consumer Staples		(2,772,744)

Shares		Value
Financials — (1.1%)
Banks — (1.1%)
(15,400)	National Bank of Canada	$(764,940)

Health Care — (3.0%)
Health Care Equipment & Services — (3.0%)
(12,112)	Integer Holdings Corp.[1]	(714,729)
(19,548)	Omnicell, Inc.[1]	(1,459,454)

Total Health Care		(2,174,183)

Industrials — (12.2%)
Capital Goods — (11.2%)
(9,195)	Acuity Brands, Inc.	(941,108)
(43,226)	Bloom Energy Corp. — Class A1	(776,771)
(7,815)	PACCAR, Inc.	(666,463)
(11,994)	Proto Labs, Inc.[1]	(1,553,223)
(66,315)	Resideo Technologies, Inc.[1]	(729,465)
(34,123)	Signify NV1	(1,262,117)
(26,452)	Trinity Industries, Inc.	(515,814)
(30,659)	Volvo AB — Class B1	(588,955)
(17,433)	Westinghouse Air Brake Technologies Corp.	(1,078,754)

		(8,112,670)

Commercial & Professional Services — (1.0%)
(14,037)	Robert Half International, Inc.	(743,119)

Total Industrials		(8,855,789)

Information Technology — (9.6%)
Semiconductors & Semiconductor Components — (2.2%)
(6,684)	SolarEdge Technologies, Inc.[1]	(1,593,132)

Software & Services — (6.5%)
(147,750)	BlackBerry Ltd.[1]	(678,172)
(4,911)	Citrix Systems, Inc.	(676,294)
(10,293)	CyberArk Software Ltd.[1]	(1,064,502)
(11,528)	Guidewire Software, Inc.[1]	(1,202,025)
(10,937)	Qualys, Inc.[1]	(1,071,935)

		(4,692,928)

Technology Hardware & Equipment — (0.9%)
(22,251)	Belden, Inc.	(692,451)

Total Information Technology		(6,978,511)

Real Estate — (0.7%)
Office REIT’s — (0.7%)
(10,555)	SL Green Realty Corp.	(489,435)

Total Common Stock Sold Short (Proceeds $(29,730,197))		(30,394,652)

Other Assets in Excess of Liabilities — 42.6%		30,817,515

Total Net Assets — 100.0%		$72,359,650

CRM Funds 2

CRM FUNDS

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

[1]	Non-income producing security.
[2]	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
[3]	PLC — Public Limited Company.
[4]	Rate represents an annualized yield at date of measurement.

OTC Total return swap agreements outstanding at September 30, 2020:

Counter- party	Financing Rate(1)	Termination Date	Long (Short) Notional Amount(2)	Reference Entity	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ Depreciation
Morgan Stanley	0.74% (Fed Funds Rate + 0.65%)	03/23/22	$2,276,868	Walt Disney Co.	$(62,233)	$—	$(62,233)
Morgan Stanley	(0.36%) (Fed Funds Rate minus 0.45%)	07/30/21	(795,220)	Morgan Stanley Custom Swap (MSCMS141) Index(3)	(8,673)	—	(8,673)
Morgan Stanley	(0.36%) (Fed Funds Rate minus 0.45%)	07/30/21	(796,144)	Morgan Stanley Custom Swap (MSCMS142) Index(3)	9,003	—	9,003
Morgan Stanley	(0.36%) (Fed Funds Rate minus 0.45%)	07/30/21	(795,287)	Morgan Stanley Custom Swap (MSCMS143) Index(3)	650	—	650
Morgan Stanley	(0.36%) (Fed Funds Rate minus 0.45%)	07/30/21	(796,313)	Morgan Stanley Custom Swap (MSCMS144) Index(3)	2,620	—	2,620
Morgan Stanley	(0.36%) (Fed Funds Rate minus 0.45%)	07/30/21	(800,277)	Morgan Stanley Custom Swap (MSCMS145) Index(3)	(15,154)	—	(15,154)
Morgan Stanley	(0.36%) (Fed Funds Rate minus 0.45%)	07/30/21	(796,587)	Morgan Stanley Custom Swap (MSCMS146) Index(3)	(2,543)	—	(2,543)
Morgan Stanley	(0.36%) (Fed Funds Rate minus 0.45%)	07/30/21	(793,490)	Morgan Stanley Custom Swap (MSCMS147) Index(3)	(18,372)	—	(18,372)
Morgan Stanley	(0.36%) (Fed Funds Rate minus 0.45%)	07/30/21	(795,632)	Morgan Stanley Custom Swap (MSCMS148) Index(3)	(1,732)	—	(1,732)
Morgan Stanley	(0.36%) (Fed Funds Rate minus 0.45%)	07/30/21	(795,030)	Morgan Stanley Custom Swap (MSCMS149) Index(3)	(2,203)	—	(2,203)
Morgan Stanley	(0.36%) (Fed Funds Rate minus 0.45%)	07/30/21	(791,548)	Morgan Stanley Custom Swap (MSCMS150) Index(3)	(766)	—	(766)

Total Unrealized Appreciation							$ 12,273

Total Unrealized (Depreciation)							$(111,676)

Total					$(99,403)	$—	$ (99,403)

(1) Paid monthly.

(2) Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon floating financing rate.

(3) See the tables below for the swap constituents.

CRM Funds 3

CRM FUNDS

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS141) Index total return swap with Morgan Stanley Bank as of September 30, 2020, termination date 7/30/21:

Reference Entity	Shares	Market Value	% of Total Index Value
Fiserv, Inc.	755	$77,776	9.78%
United Parcel Service, Inc.	442	73,667	9.27%
Amgen, Inc.	289	73,399	9.23%
ANSYS, Inc.	224	73,177	9.20%
Cintas Corp.	219	72,836	9.16%
Align Technology, Inc.	221	72,381	9.10%
Agilent Technologies, Inc.	712	71,903	9.04%
Micron Technology, Inc.	1,524	71,562	9.00%
Cognizant Technology Solutions Corp.	1,030	71,514	8.99%
Mettler-Toledo International, Inc.	72	69,662	8.76%
Realty Income Corp.	1,109	67,343	8.47%

		$795,220	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS142) Index total return swap with Morgan Stanley Bank as of Septemeber 30, 2020, termination date 7/30/21:

Reference Entity	Shares	Market Value	% of Total Index Value
Duke Energy Corp.	258	$22,847	2.87%
General Mills, Inc.	369	22,768	2.86%
United Parcel Service, Inc.	135	22,474	2.82%
Fiserv, Inc.	217	22,319	2.80%
Amgen, Inc.	88	22,296	2.80%
PepsiCo, Inc.	161	22,265	2.80%
Automatic Data Processing, Inc.	159	22,187	2.79%
Church & Dwight Co, Inc.	236	22,112	2.78%
Cintas Corp.	66	22,096	2.78%
QUALCOMM, Inc.	187	21,992	2.76%
Agilent Technologies, Inc.	217	21,910	2.75%
Cummins, Inc.	104	21,893	2.75%
Caterpillar, Inc.	147	21,867	2.75%
Clorox Co. (The)	104	21,847	2.74%
Estee Lauder Cos, Inc. (The)	100	21,836	2.74%
Motorola Solutions, Inc.	139	21,788	2.74%
ANSYS, Inc.	66	21,721	2.73%
Stanley Black & Decker, Inc.	134	21,701	2.73%
Hershey Co. (The)	151	21,636	2.72%
Eaton Corp PLC	212	21,606	2.71%
Cognizant Technology Solutions Corp.	311	21,566	2.71%
Mettler-Toledo International, Inc.	22	21,450	2.69%
Kellogg Co.	332	21,441	2.69%

CRM Funds 4

CRM FUNDS

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Hormel Foods Corp.	437	$21,384	2.69%
NXP Semiconductors NV	171	21,342	2.68%
Sherwin-Williams Co. (The)	30	21,193	2.66%
Cisco Systems, Inc.	537	21,137	2.65%
McCormick & Co, Inc.	109	21,107	2.65%
Ecolab, Inc.	105	21,071	2.65%
Constellation Brands, Inc.	111	21,002	2.64%
Micron Technology, Inc.	444	20,858	2.62%
Fiat Chrysler Automobiles NV	1,701	20,783	2.61%
Sysco Corp.	333	20,727	2.60%
Realty Income Corp.	331	20,111	2.53%
Philip Morris International, Inc.	268	20,071	2.52%
LyondellBasell Industries NV	285	20,062	2.52%
Altria Group, Inc.	509	19,678	2.47%

		$796,144	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS143) Index total return swap with Morgan Stanley Bank as of Septemeber 30, 2020, termination date 7/30/21:

Reference Entity	Shares	Market Value	% of Total Index Value
Applied Materials, Inc.	333	$19,770	2.49%
General Mills, Inc.	320	19,716	2.48%
Duke Energy Corp.	221	19,602	2.46%
United Parcel Service, Inc.	117	19,573	2.46%
ANSYS, Inc.	59	19,331	2.43%
QUALCOMM, Inc.	164	19,291	2.43%
PepsiCo, Inc.	139	19,283	2.42%
Cintas Corp.	58	19,160	2.41%
Church & Dwight Co, Inc.	204	19,136	2.41%
Fastenal Co.	424	19,131	2.41%
Clorox Co. (The)	91	19,034	2.39%
Automatic Data Processing, Inc.	136	19,022	2.39%
Kellogg Co.	294	18,973	2.39%
Fiserv, Inc.	184	18,924	2.38%
Cummins, Inc.	90	18,919	2.38%
Estee Lauder Cos, Inc. (The)	86	18,865	2.37%
Hershey Co. (The)	131	18,799	2.36%
Motorola Solutions, Inc.	120	18,746	2.36%
Align Technology, Inc.	57	18,637	2.34%
Hormel Foods Corp.	380	18,566	2.33%
Caterpillar, Inc.	124	18,535	2.33%
PACCAR, Inc.	217	18,531	2.33%
Cognizant Technology Solutions Corp.	266	18,434	2.32%

CRM Funds 5

CRM FUNDS

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Constellation Brands, Inc.	97	$18,420	2.32%
Stanley Black & Decker, Inc.	114	18,420	2.32%
Rockwell Automation, Inc.	83	18,396	2.31%
Eaton Corp PLC	180	18,355	2.31%
McCormick & Co, Inc.	95	18,346	2.31%
Mettler-Toledo International, Inc.	19	18,341	2.31%
Cisco Systems, Inc.	465	18,301	2.30%
Sherwin-Williams Co. (The)	26	18,296	2.30%
NXP Semiconductors NV	146	18,227	2.29%
Ecolab, Inc.	90	18,058	2.27%
Emerson Electric Co.	273	17,929	2.25%
3M Co.	111	17,745	2.23%
Micron Technology, Inc.	374	17,564	2.21%
Philip Morris International, Inc.	233	17,472	2.20%
Realty Income Corp.	287	17,441	2.19%
Altria Group, Inc.	450	17,376	2.19%
General Electric Co.	2,782	17,332	2.18%
LyondellBasell Industries NV	244	17,205	2.16%
Sysco Corp.	275	17,120	2.15%
HCA Healthcare, Inc.	136	16,965	2.13%

		$795,287	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS144) Index total return swap with Morgan Stanley Bank as of Septemeber 30, 2020, termination date 7/30/21:

Reference Entity	Shares	Market Value	% of Total Index Value
General Mills, Inc.	324	$19,997	2.51%
ANSYS, Inc.	60	19,776	2.48%
Applied Materials, Inc.	331	19,698	2.47%
Duke Energy Corp.	221	19,541	2.45%
United Parcel Service, Inc.	117	19,471	2.45%
Kroger Co. (The)	574	19,471	2.44%
PepsiCo, Inc.	140	19,424	2.44%
Moody’s Corp.	66	19,139	2.40%
Amgen, Inc.	75	19,125	2.40%
QUALCOMM, Inc.	162	19,122	2.40%
Cintas Corp.	57	19,117	2.40%
Hershey Co. (The)	133	19,045	2.39%
Fastenal Co.	422	19,018	2.39%
Church & Dwight Co, Inc.	203	19,002	2.39%
Kellogg Co.	294	18,985	2.38%
Clorox Co. (The)	90	18,967	2.38%
Agilent Technologies, Inc.	187	18,919	2.38%
Automatic Data Processing, Inc.	135	18,887	2.37%
Estee Lauder Cos, Inc. (The)	87	18,887	2.37%

CRM Funds 6

CRM FUNDS

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
McCormick & Co, Inc.	97	$18,800	2.36%
Rockwell Automation, Inc.	84	18,540	2.33%
Fiserv, Inc.	180	18,533	2.33%
Motorola Solutions, Inc.	118	18,506	2.32%
Cognizant Technology Solutions Corp.	266	18,481	2.32%
Hormel Foods Corp.	377	18,434	2.32%
Stanley Black & Decker, Inc.	114	18,434	2.32%
Constellation Brands, Inc.	97	18,405	2.31%
Mettler-Toledo International, Inc.	19	18,328	2.30%
Sherwin-Williams Co. (The)	26	18,253	2.29%
NXP Semiconductors NV	146	18,236	2.29%
Cisco Systems, Inc.	462	18,214	2.29%
Eaton Corp PLC	178	18,138	2.28%
Caterpillar, Inc.	121	18,095	2.27%
Ecolab, Inc.	90	17,978	2.26%
Canadian Imperial Bank of Commerce	239	17,876	2.25%
Emerson Electric Co.	270	17,716	2.23%
Altria Group, Inc.	457	17,653	2.22%
Philip Morris International, Inc.	235	17,615	2.21%
3M Co.	108	17,346	2.18%
Micron Technology, Inc.	366	17,195	2.16%
Sysco Corp.	273	16,981	2.13%
General Electric Co.	2,648	16,496	2.07%
LyondellBasell Industries NV	234	16,469	2.07%

		$796,313	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS145) Index total return swap with Morgan Stanley Bank as of Septemeber 30, 2020, termination date 7/30/21:

Reference Entity	Shares	Market Value	% of Total Index Value
Duke Energy Corp.	429	$38,031	4.75%
General Mills, Inc.	613	37,794	4.72%
Automatic Data Processing, Inc.	271	37,749	4.72%
Zillow Group, Inc.	370	37,638	4.70%
PepsiCo, Inc.	270	37,448	4.68%
Stanley Black & Decker, Inc.	230	37,243	4.65%
Estee Lauder Cos, Inc. (The)	171	37,237	4.65%
Hershey Co. (The)	259	37,100	4.64%
Amgen, Inc.	146	37,059	4.63%
Kellogg Co.	565	36,516	4.56%
Agilent Technologies, Inc.	361	36,474	4.56%
Caterpillar, Inc.	244	36,391	4.55%

CRM Funds 7

CRM FUNDS

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Constellation Brands, Inc.	192	$36,312	4.54%
McCormick & Co, Inc.	186	36,148	4.52%
Align Technology, Inc.	110	36,016	4.50%
Hormel Foods Corp.	732	35,766	4.47%
Clorox Co. (The)	170	35,738	4.47%
Ecolab, Inc.	179	35,704	4.46%
Altria Group, Inc.	913	35,295	4.41%
Sysco Corp.	554	34,446	4.30%
Philip Morris International, Inc.	456	34,165	4.27%
LyondellBasell Industries NV	482	34,007	4.25%

		$800,277	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS146) Index total return swap with Morgan Stanley Bank as of Septemeber 30, 2020, termination date 7/30/21:

Reference Entity	Shares	Market Value	% of Total Index Value
ANSYS, Inc.	168	$54,856	6.89%
Stanley Black & Decker, Inc.	336	54,472	6.84%
Applied Materials, Inc.	913	54,305	6.82%
Amgen, Inc.	214	54,303	6.82%
Agilent Technologies, Inc.	536	54,124	6.79%
NXP Semiconductors NV	431	53,820	6.75%
Cognizant Technology Solutions Corp.	775	53,787	6.75%
Align Technology, Inc.	164	53,665	6.74%
General Motors Co.	1,796	53,149	6.67%
Cisco Systems, Inc.	1,345	52,974	6.65%
Motorola Solutions, Inc.	336	52,725	6.62%
Ford Motor Co.	7,799	51,944	6.52%
Mettler-Toledo International, Inc.	54	51,790	6.50%
LyondellBasell Industries NV	719	50,708	6.37%
Micron Technology, Inc.	1,064	49,965	6.27%

		$796,587	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS147) Index total return swap with Morgan Stanley Bank as of Septemeber 30, 2020, termination date 7/30/21:

Reference Entity	Shares	Market Value	% of Total Index Value
HCA Healthcare, Inc.	1,102	$137,402	17.32%
United Parcel Service, Inc.	794	132,231	16.66%
Realty Income Corp.	2,172	131,935	16.63%

CRM Funds 8

CRM FUNDS

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Sherwin-Williams Co. (The)	189	$131,876	16.62%
Pfizer, Inc.	3,561	130,693	16.47%
Mettler-Toledo International, Inc.	134	129,353	16.30%

		$793,490	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS148) Index total return swap with Morgan Stanley Bank as of Septemeber 30, 2020, termination date 7/30/21:

Reference Entity	Shares	Market Value	% of Total Index Value
Amgen, Inc.	322	$81,746	10.27%
HCA Healthcare, Inc.	651	81,107	10.19%
Align Technology, Inc.	247	80,746	10.15%
Cisco Systems, Inc.	2,040	80,337	10.10%
Cognizant Technology Solutions Corp.	1,152	79,964	10.05%
Motorola Solutions, Inc.	509	79,851	10.04%
Cintas Corp.	240	79,777	10.03%
Realty Income Corp.	1,309	79,493	9.99%
Mettler-Toledo International, Inc.	80	77,670	9.76%
Micron Technology, Inc.	1,596	74,941	9.42%

		$795,632	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS149) Index total return swap with Morgan Stanley Bank as of Septemeber 30, 2020, termination date 7/30/21:

Reference Entity	Shares	Market Value	% of Total Index Value
Amgen, Inc.	214	$54,345	6.84%
HCA Healthcare, Inc.	435	54,265	6.83%
Costco Wholesale Corp.	151	53,633	6.75%
Agilent Technologies, Inc.	531	53,579	6.74%
Align Technology, Inc.	164	53,556	6.74%
Pfizer, Inc.	1,451	53,270	6.70%
Target Corp.	338	53,144	6.68%
Cognizant Technology Solutions Corp.	762	52,896	6.65%
Dollar General Corp.	252	52,775	6.64%
McDonald’s Corp.	240	52,635	6.62%
Fidelity National Information Services, Inc.	357	52,563	6.61%
Canadian Imperial Bank of Commerce	698	52,178	6.56%

CRM Funds 9

CRM FUNDS

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
United Parcel Service, Inc.	313	$52,110	6.55%
Sherwin-Williams Co. (The)	75	52,049	6.55%
Realty Income Corp.	856	52,032	6.54%

		$795,030	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS150) Index total return swap with Morgan Stanley Bank as of Septemeber 30, 2020, termination date 7/30/21:

Reference Entity	Shares	Market Value	% of Total Index Value
HCA Healthcare, Inc.	193	$24,081	3.04%
ANSYS, Inc.	73	23,773	3.00%
Amgen, Inc.	93	23,760	3.00%
Align Technology, Inc.	72	23,733	3.00%
Walgreens Boots Alliance, Inc.	656	23,566	2.98%
Moody’s Corp.	81	23,546	2.97%
Pfizer, Inc.	642	23,552	2.97%
Starbucks Corp.	274	23,518	2.97%
Church & Dwight Co, Inc.	250	23,427	2.96%
VF Corp.	333	23,408	2.96%
Eaton Corp PLC	229	23,407	2.96%
Cisco Systems, Inc.	594	23,408	2.96%
Costco Wholesale Corp.	66	23,400	2.96%
Cintas Corp.	70	23,391	2.96%
Agilent Technologies, Inc.	232	23,379	2.95%
Cognizant Technology Solutions Corp.	336	23,353	2.95%
Kroger Co. (The)	687	23,308	2.94%
McDonald’s Corp.	106	23,298	2.94%
Target Corp.	148	23,283	2.94%
QUALCOMM, Inc.	198	23,271	2.94%
Canadian Imperial Bank of Commerce	311	23,265	2.94%
Zillow Group, Inc.	229	23,251	2.94%
Dollar General Corp.	111	23,210	2.93%
Clorox Co. (The)	110	23,185	2.93%
Mettler-Toledo International, Inc.	24	23,144	2.92%
Applied Materials, Inc.	389	23,134	2.92%
Motorola Solutions, Inc.	147	23,088	2.92%
Realty Income Corp.	380	23,079	2.92%
Cummins, Inc.	109	23,022	2.91%
PACCAR, Inc.	269	22,977	2.90%
Fidelity National Information Services, Inc.	156	22,964	2.90%
United Parcel Service, Inc.	138	22,954	2.90%

CRM Funds 10

CRM FUNDS

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2020 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Sherwin-Williams Co. (The)	33	$22,918	2.90%
Micron Technology, Inc.	458	21,495	2.72%

		$791,548	100.00%

CRM Funds 11